Shareholder Report, Average Annual Return (Details) ITJH_MML Small Cap Equity Fund_Initial Class_TSR Annual {Initial Class}	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Without Sales Load [Member] | Initial Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Initial Class - without sales charge
Average Annual Return, Percent	8.86%	8.38%	10.73%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell 2000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Average Annual Return, Percent	12.81%	6.09%	9.62%